Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.41%
Communication services: 3.47%
Interactive media & services: 2.20%
EverQuote, Inc. Class A†	30,272	$817,344
Media: 1.27%
AMC Networks, Inc. Class A†	49,648	472,649
Consumer discretionary: 11.48%
Hotels, restaurants & leisure: 1.75%
Brinker International, Inc.†	4,542	651,868
Household durables: 3.70%
PulteGroup, Inc.	5,137	602,364
SharkNinja, Inc.†	6,901	772,222
		1,374,586
Specialty retail: 4.38%
Abercrombie & Fitch Co. Class A†	6,311	794,365
Urban Outfitters, Inc.†	11,096	835,085
		1,629,450
Textiles, apparel & luxury goods: 1.65%
Kontoor Brands, Inc.	10,040	613,344
Energy: 4.05%
Oil, gas & consumable fuels: 4.05%
Chord Energy Corp.	3,300	305,910
Northern Oil & Gas, Inc.	16,576	355,887
Teekay Corp. Ltd.	93,305	842,544
		1,504,341
Financials: 20.77%
Banks: 7.65%
Axos Financial, Inc.†	8,569	738,305
Bank OZK	14,233	655,003
Customers Bancorp, Inc.†	11,971	875,319
Pathward Financial, Inc.	8,123	576,733
		2,845,360
Capital markets: 6.55%
Acadian Asset Management, Inc.	19,718	926,746
StoneX Group, Inc.†	8,826	839,618
Virtu Financial, Inc. Class A	20,016	666,933
		2,433,297
Consumer finance: 2.35%
OneMain Holdings, Inc.	12,946	874,502
See accompanying notes to portfolio of investments
Allspring SMID Core ETF | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Insurance: 4.22%
HCI Group, Inc.	4,283	$821,008
Lincoln National Corp.	16,778	747,125
		1,568,133
Health care: 13.80%
Biotechnology: 7.27%
ACADIA Pharmaceuticals, Inc.†	31,484	840,938
Exelixis, Inc.†	22,015	964,917
United Therapeutics Corp.†	1,840	896,540
		2,702,395
Health care providers & services: 3.11%
Molina Healthcare, Inc.†	2,310	400,877
Pediatrix Medical Group, Inc.†	35,327	755,645
		1,156,522
Pharmaceuticals: 3.42%
Amneal Pharmaceuticals, Inc.†	75,838	955,558
Corcept Therapeutics, Inc.†	9,031	314,279
		1,269,837
Industrials: 20.91%
Aerospace & defense: 2.74%
Carpenter Technology Corp.	3,238	1,019,452
Construction & engineering: 2.50%
EMCOR Group, Inc.	1,520	929,921
Electrical equipment: 4.44%
Array Technologies, Inc.†	81,489	751,328
Powell Industries, Inc.	2,824	900,235
		1,651,563
Machinery: 2.26%
Blue Bird Corp.†	17,876	840,172
Passenger airlines: 1.76%
SkyWest, Inc.†	6,492	651,862
Professional services: 7.21%
Concentrix Corp.	13,581	564,698
ExlService Holdings, Inc.†	14,761	626,457
Science Applications International Corp.	6,406	644,828
Willdan Group, Inc.†	8,126	842,341
		2,678,324
Information technology: 12.37%
Electronic equipment, instruments & components: 2.48%
Fabrinet†	2,024	921,487
See accompanying notes to portfolio of investments
2 | Allspring SMID Core ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
IT services: 2.35%
DigitalOcean Holdings, Inc.†	18,168	$874,244
Semiconductors & semiconductor equipment: 4.06%
Credo Technology Group Holding Ltd.†	6,132	882,333
Onto Innovation, Inc.†	3,960	625,126
		1,507,459
Software: 3.48%
Dynatrace, Inc.†	15,048	652,180
Pagaya Technologies Ltd. Class A†	30,682	641,254
		1,293,434
Materials: 4.90%
Metals & mining: 4.90%
Century Aluminum Co.†	24,936	976,992
Coeur Mining, Inc.†	47,296	843,288
		1,820,280
Real estate: 5.81%
Health care REITs: 2.07%
CareTrust REIT, Inc.	21,277	769,376
Hotel & resort REITs: 1.90%
Xenia Hotels & Resorts, Inc.	49,970	706,576
Specialized REITs: 1.84%
EPR Properties	13,723	684,778
Utilities: 1.85%
Gas utilities: 1.85%
National Fuel Gas Co.	8,613	689,557
Total common stocks (Cost $35,720,777)		36,952,113

		Yield
Short-term investments: 0.54%
Investment companies: 0.54%
Allspring Government Money Market Fund Select Class♠∞		3.71%	198,854	198,854
Total short-term investments (Cost $198,854)				198,854
Total investments in securities (Cost $35,919,631)	99.95%			37,150,967
Other assets and liabilities, net	0.05			20,211
Total net assets	100.00%			$37,171,178

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring SMID Core ETF | 3

Portfolio of investments—December 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$76,131	$264,500	$(141,777)	$0	$0	$198,854	198,854	$1,481
See accompanying notes to portfolio of investments
4 | Allspring SMID Core ETF

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,289,993	$0	$0	$1,289,993
Consumer discretionary	4,269,248	0	0	4,269,248
Energy	1,504,341	0	0	1,504,341
Financials	7,721,292	0	0	7,721,292
Health care	5,128,754	0	0	5,128,754
Industrials	7,771,294	0	0	7,771,294
Information technology	4,596,624	0	0	4,596,624
Materials	1,820,280	0	0	1,820,280
Real estate	2,160,730	0	0	2,160,730
Utilities	689,557	0	0	689,557
Short-term investments
Investment companies	198,854	0	0	198,854
Total assets	$37,150,967	$0	$0	$37,150,967
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring SMID Core ETF | 5